Business combination	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Combination
47.	BUSINESS COMBINATION

(1)	Tongyang Life Insurance Co., Ltd.

i.	General
The Group obtained approval from the Financial Services Commission on May 2, 2025, to include a subsidiary, and acquired
77.9
%
 of the interest (excluding treasury stocks;
75.3
%
including treasury stocks) of Tongyang Life Insurance Co., Ltd. (“Tongyang Life”) on July 1, 2025, thereby obtaining control. The primary purpose of this business combination is to maximize synergy effects among consolidated subsidiaries and strengthen the non-banking
business portfolio.
From the acquisition date (July 1, 2025) to the end of the current reporting period, Tongyang Life’s operating income and net income reflected in the consolidated statement of comprehensive income amounted to
49,386
million
Won and
43,609
million Won, respectively. Assuming that the acquisition of Tongyang Life had occurred at the beginning of the annual reporting period (January 1, 2025), Tongyang Life’s operating income and net income that would have been recognized in the consolidated statement of comprehensive income are estimated to be 149,439 million Won and 126,021 million Won, respectively.

ii.	Identifiable net assets:

(Unit: Korean Won in millions)
Amount
Assets
Cash and cash equivalents	286,417
Financial assets at fair value through profit or loss	5,799,449
Financial assets at fair value through other comprehensive income	21,635,551
Financial assets at amortized cost (*1)	6,544,801
Derivative assets	172,326
Investment properties	426,509
Premises and equipment	115,287
Intangible assets	29,953
Deferred tax assets	130,646
Investments in associates	28,521
Reinsurance contracts assets	578,741
Other assets	53,754

Sub-total	35,801,955

(Unit: Korean Won in millions)
Amount
Liabilities
Insurance contract liabilities	28,743,076
Reinsurance contract liabilities	10,900
Investment contract liabilities	3,474,425
Financial liabilities at fair value through profit or loss	256
Financial liabilities at amortized cost	1,100,627
Derivative liabilities	196,317
Provisions	41,393
Other liabilities	35,503

Sub-total	33,602,497

Identifiable Net Assets Fair value (*2)	2,199,458

(*1)
The financial assets measured at amortized cost that were acquired have been estimated at fair value. The contractual gross amount of Tongyang Life’s financial assets measured at amortized cost is KRW 6,547,834 million, and the contractual cash flows that are not expected to be recovered as of the acquisition date are estimated at KRW 90,923 million.

(*2)	The Group measured the identifiable assets and liabilities of the acquiree at their fair values as of the acquisition date for the purpose of allocating the consideration transferred
If, within one year from the acquisition date, new information is obtained about facts and circumstances that existed at the acquisition date requiring adjustments to the amounts recognized at that date, or if additional provisions existing at the acquisition date need to be recognized, such adjustments will be accounted for in the business combination.

iii.	Bargain purchase gain
A bargain purchase gain occurred as the fair value of identifiable net assets exceeded the consideration transferred.

(Unit: Korean Won in millions)
Amount
Consideration transferred	1,281,963
Identifiable net assets fair value	2,199,458
Non-controlling interests (*1)	236,994
Hybrid securities (*2)	406,310
Bargain purchase gain (*3)	274,191

(*1)	The non-controlling interests in Tongyang Life acquired during the current period were measured at the fair value based on the closing price at the acquisition date.

(*2)
It is a hybrid securities issued by Tongyang Life and classified as equity, which does not grant rights to a proportionate interest of the acquiree’s identifiable net assets, and was measured at fair value using the Hull-White valuation method with discount rates based on credit ratings, interest rate volatility, and exchange rates as input variables.

(*3)	Included in other non-operating income in the consolidated statement of comprehensive income.

iv.	Business combination costs
The Group incurred costs of 1,972 million Won related to the business combination, including legal fees and due diligence fees, which were recognized as fees and commissions expenses in the consolidated statement of comprehensive income.

v.	Net cash outflows from the business combination

(Unit: Korean Won in millions)
Amount
Consideration paid in cash	1,281,963
Cash and cash equivalents acquired	286,417

Less: Total	995,546

(2)	ABL Life Insurance Co., Ltd.

1)	General
The Group obtained approval from the Financial Services Commission on May 2, 2025, to include a subsidiary, and acquired 100% of the interest of ABL Life Insurance Co., Ltd. (“ABL Life”) on July 1, 2025, thereby obtaining control. The primary purpose of this business combination is to maximize synergy effects among consolidated subsidiaries and strengthen the non-banking
business portfolio.
From the acquisition date (July 1, 2025) to the end of the current reporting period, ABL Life’s operating income and net income reflected in the consolidated statement of comprehensive income amounted to 58,653 million Won and 55,984 million Won, respectively. Assuming that the acquisition of ABL Life had occurred at the beginning of the annual reporting period (January 1, 2025), ABL Life’s operating income and net income that would have been recognized in the consolidated statement of comprehensive income are estimated to be 124,104 million Won and 89,840 million Won, respectively.

2)	Identifiable net assets:

(Unit: Korean Won in millions)
Amount
Assets
Cash and cash equivalents	327,090
Financial assets at fair value through profit or loss	5,724,722
Securities at fair value through other comprehensive income	11,300,915
Financial assets at amortized cost (*1)	1,647,554
Derivative assets	31,506
Investment properties	154,006
Premises and equipment	329,899
Intangible assets	36,152
Deferred tax assets	305,354
Reinsurance contracts assets	7,704
Other assets	41,402

Sub-total	19,906,304

Liabilities
Insurance contract liabilities	18,324,194
Reinsurance contract liabilities	125,450
Investment contract liabilities	930
Financial liabilities at fair value through profit or loss	8,239
Financial liabilities at amortized cost	828,081
Derivative liabilities	27,827
Provisions	14,848
Other liabilities	4,970

Sub-total	19,334,539

Identifiable Net Assets Fair value (*2)	571,765

(*1)
The financial assets measured at amortized cost that were acquired have been estimated at fair value. The contractual gross amount of ABL Life’s financial assets measured at amortized cost is KRW 1,670,314 million, and the contractual cash flows that are not expected to be recovered as of the acquisition date are estimated at KRW 25,489 million.

(*2)	The Group measured the identifiable assets and liabilities of the acquiree at their fair values as of the acquisition date for the purpose of allocating the consideration transferred.
If, within one year from the acquisition date, new information is obtained about facts and circumstances that existed at the acquisition date requiring adjustments to the amounts recognized at that date, or if additional provisions existing at the acquisition date need to be recognized, such adjustments will be accounted for in the business combination.

3)	Bargain purchase gain
A bargain purchase gain occurred as the fair value of identifiable net assets exceeded the consideration transferred.

(Unit: Korean Won in millions)
Amount
Consideration transferred	264,946
Identifiable net assets fair value	571,765
Bargain purchase gain (*)	306,819

(*) Included in other
non-operating
income in the consolidated statement of comprehensive income.

4)	Business combination costs
The Group incurred costs of 301 million Won related to the business combination, including legal fees and due diligence fees, which were recognized as fees and commissions expenses in the consolidated statement of comprehensive income.

5)	Net cash inflows from the business combination

(Unit: Korean Won in millions)
Amount
Consideration paid in cash	264,946
Cash and cash equivalents acquired	327,090

Less: Total	62,144